Stockholders' Deficit and Redeemable Convertible Series B and Convertible Series C, D and F Preferred Stock (Detail Textuals) - USD ($)				1 Months Ended											2 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 01, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 28, 2017	Nov. 30, 2017	Oct. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 29, 2016	Nov. 30, 2016	Oct. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Aug. 31, 2015	Dec. 31, 2017	Dec. 27, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	May 03, 2017	Aug. 20, 2015
Equity [Line Items]
Research and development expense																				$ 311,302	$ 939,040
General and administrative expense																	$ 187,550			$ 3,547,927	$ 3,531,540
Par value of common stock issued (in dollars per share)			$ 0.001												$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized															20,000,000				20,000,000	20,000,000
Beneficial conversion feature upon issuance of Series C Preferred Stock																				$ 175,000	$ 325,000
Series B Preferred Stock
Equity [Line Items]
Warrant exercise price (in dollars per share)		$ 0.25			$ 0.15			$ 0.25
Number of preferred stock and warrants sold														5,000
Conversion price	$ 0.15			$ 0.10					$ 0.25		$ 0.40	$ 0.80		$ 0.15		$ 0.15				$ 0.25
Reduction of conversion price of preferred stock					0.15			0.25
Number of shares converted						777.125						8	500	18,890,333	420.325			461		1,197.45
Number of shares issued in conversion						3,108,500						10,000	625,000		2,802,167			1,152,500		5,910,666
Proceeds from issuance of preferred stock and warrants														$ 5,000,000
Preferred stock, conversion rate						4000:1							1,250:1		6666.67:1			2,500:1
Liquidation preference value														$ 2,833,550	$ 2,833,550				$ 2,833,550	$ 2,833,550
Aggregate purchase price														$ 1,000
Percentage of conversion amount														115.00%
Value of final judgment rendered against company														$ 100,000
Shares issued, price per share (in dollars per share)			0.25															$ 0.25			$ 0.25		$ 0.80
Convertible Series C Preferred Stock
Equity [Line Items]
Warrant exercise price (in dollars per share)											$ 0.40
Number of preferred stock and warrants sold											500
Conversion price			$ 0.25								$ 0.40									$ 0.25	$ 0.40
Reduction of conversion price of preferred stock								$ 0.25
Number of shares converted			75																	386	39
Number of shares issued in conversion			300,000																	1,544,000	97,500
Proceeds from issuance of preferred stock and warrants											$ 500,000
Preferred stock, conversion rate																				4000:1
Beneficial conversion feature upon issuance of Series C Preferred Stock											$ 325,000
Aggregate purchase price											$ 1,000
Number of common stock issued upon conversion of preferred stock											2,500
Liquidation provision common stock equivalent shares											1,250,000
Convertible Series D Preferred Stock
Equity [Line Items]
Warrant exercise price (in dollars per share)			$ 0.25						$ 0.25									$ 0.25			$ 0.25
Number of preferred stock and warrants sold		1,200
Conversion price	$ 0.15	$ 0.25		0.10																$ 0.25
Reduction of conversion price of preferred stock					0.15
Number of shares converted																				1,000
Number of shares issued in conversion																				4,000,000
Proceeds from issuance of preferred stock and warrants		$ 1,200,000
Preferred stock, conversion rate																				4000:1
Beneficial conversion feature upon issuance of Series C Preferred Stock		$ 536,000									$ 175,000
Aggregate purchase price		$ 1,000
Number of common stock issued upon conversion of preferred stock		4,000
Liquidation provision common stock equivalent shares																			800,000
Liquidation provision common stock equivalent value																			$ 200,000
Shares issued, price per share (in dollars per share)															$ 0.10				$ 0.10	$ 0.10
Series E Preferred Stock
Equity [Line Items]
Preferred stock, shares authorized																						1,000,000
Preferred stock, par value (in dollars per share)																						$ 0.001
Shares issued, price per share (in dollars per share)																						$ 20
Redeemable Convertible Series F Preferred Stock
Equity [Line Items]
Warrant exercise price (in dollars per share)				0.10	$ 0.15
Number of preferred stock and warrants sold					2,000
Conversion price				$ 0.10	$ 0.15															0.15
Proceeds from issuance of preferred stock and warrants					$ 2,000,000
Beneficial conversion feature upon issuance of Series C Preferred Stock				$ 333,333
Aggregate purchase price					$ 1,000
Percentage of conversion amount					130.00%
Value of final judgment rendered against company					$ 100,000
Number of common stock issued upon conversion of preferred stock					6,666.67
Shares issued, price per share (in dollars per share)															$ 0.10				$ 0.10	$ 0.10
Percentage of shares to be redeemed					150.00%
Proceeds from triggering transaction					$ 6,000,000
Redemption amount percentage					50.00%
Technology license agreement
Equity [Line Items]
Common stock issued for services (in shares)											100,000
Research and development expense											$ 50,000
Warrants
Equity [Line Items]
Number of shares called by warrants							125,000			40,000				6,250,000
Warrant exercise price (in dollars per share)							$ 0.41			$ 1.15
Term of warrant							10 years			10 years
Value of common stock called by warrants							$ 30,000			$ 18,400
Warrants | Series B Preferred Stock
Equity [Line Items]
Warrant exercise price (in dollars per share)				$ 1.15
Term of warrant				5 years
Warrants | Convertible Series C Preferred Stock
Equity [Line Items]
Number of shares called by warrants										125,000
Warrant exercise price (in dollars per share)										$ 0.40
Term of warrant										5 years
Value of common stock called by warrants										$ 37,500
Warrants | Convertible Series D Preferred Stock
Equity [Line Items]
Number of shares called by warrants		480,000						480,000
Warrant exercise price (in dollars per share)		$ 0.25						$ 0.25
Value of common stock called by warrants		$ 115,200						$ 115,200
Common Stock
Equity [Line Items]
Common stock issued for services (in shares)																				605,000
Conversion price														$ 0.80
Number of shares converted														1,250